UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		The Pacific Financial Group, Inc.
Address:	10900 NE 8th Street, Suite 1523  Bellevue, WA  98004

13F File Number:	28-10839

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Luellen H. Lockwood
Title:	CFO
Phone:	425-451-7722
Signature, Place and Date of Signing:

		Bellevue, Washington	March 31, 2005

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	28
Form 13F Information Table Value Total:	146



List of Other Included Managers:

No.	13F File Number	Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds Trust Series I        ETF              252787106     1821 17341.SH          SOLE                16822.000           519.000
NASDAQ 100 Unit Ser 1          ETF              631100104     4861 132922.SH         SOLE               110333.000         22589.000
Vanguard Total Stock Index Vip ETF              922908769    20776 180884.SH         SOLE               153620.000         27264.000
iShares MSCI Australia         ETF              464286103     2466 145429.SH         SOLE               118015.000         27414.000
iShares Russell 1000 Growth    ETF              464287614     5135 109569.SH         SOLE                88941.000         20628.000
iShares Russell 1000 Index     ETF              464287622    11988 188884.SH         SOLE               168087.000         20797.000
iShares Russell 1000 Value Ind ETF              464287598     7680 116707.SH         SOLE               100431.000         16276.000
iShares Russell 2000 Value     ETF              464287630      412 2235. SH          SOLE                 2173.000            62.000
iShares Russell 3000 Growth    ETF              464287671     5988 157838.SH         SOLE               128124.000         29714.000
iShares Russell 3000 Index     ETF              464287689     5436 80775.SH          SOLE                71826.000          8949.000
iShares Russell 3000 Value Ind ETF              464287663     7752 90467.SH          SOLE                76310.000         14157.000
iShares Russell Midcap Index   ETF              464287499    12999 165083.SH         SOLE               138618.000         26465.000
iShares Russell Midcap Value   ETF              464287473      861 7631. SH          SOLE                 7357.000           274.000
iShares S&P 100 Index          ETF              464287101      379 6772. SH          SOLE                 6568.000           204.000
iShares S&P 400 Index          ETF              464287507     3890 29589.SH          SOLE                24343.000          5246.000
iShares S&P 400 Value          ETF              464287705     3467 27247.110SH       SOLE                22128.110          5119.000
iShares S&P 500 Growth Index   ETF              464287309     7613 134747.SH         SOLE               111506.000         23241.000
iShares S&P 500 Index          ETF              464287200    13664 115973.SH         SOLE               101838.000         14135.000
iShares S&P 500 Value          ETF              464287408     7537 123663.SH         SOLE                98513.000         25150.000
iShares S&P 600 Growth Index   ETF              464287887     3411 32374.SH          SOLE                26278.000          6096.000
iShares S&P 600 Index          ETF              464287804     6696 42156.SH          SOLE                35206.000          6950.000
iShares S&P 600 Value          ETF              464287879     3405 28860.SH          SOLE                23426.000          5434.000
American Eagle Outfitters      DOM              02553E106      457 15473.SH          SOLE                14967.000           506.000
Automatic Data Processing Inc  DOM              053015103      229 5100.SH           SOLE                 3500.000          1600.000
Microsoft Incorporated         DOM              594918104     6239 258113.456SH      SOLE               253065.456          5048.000
Motorola Inc.                  DOM              620076109      159 10600.SH          SOLE                 8400.000          2200.000
Patterson Companies, Inc.      DOM              703395103      513 10277.SH          SOLE                10011.000           266.000
Toll Brothers                  DOM              889478103      377 4787. SH          SOLE                 4627.000           160.000